Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Statement of Comprehensive Income [Abstract]
Unrealized gain/(loss) on available-for-sale investments, tax effect	$ 513	$ 1,316	$ 4,014